Award Timing Disclosure	12 Months Ended
	Jul. 31, 2024	Jul. 25, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity grants made to the CEO, Executive Vice Presidents, or other Section 16 officers must be approved by the Compensation Committee.
Timing of grants. During fiscal 2024, equity awards to employees generally were granted on regularly scheduled predetermined dates. As part of Intuit’s annual performance and compensation review process, the Compensation Committee approves stock option, RSU and PSU awards to our NEOs within a few weeks before Intuit’s July 31 fiscal year-end. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates.
Option exercise price. The exercise price of a newly granted option (i.e., not an option assumed or substituted in connection with an acquisition) is the closing price of Intuit’s common stock on the Nasdaq stock market on the date of grant.
As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information about the stock options granted to our NEOs on July 25, 2024, the same business day that we filed a Form 8-K disclosing Mr. Norrod’s appointment to the Board.

Name	Grant date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in
the Closing Market Price of
the Securities Underlying the
Award Between the Trading
Day Ending Immediately Prior
to the Disclosure of Material
Nonpublic Information and the
Trading Day Beginning Immediately
Following Disclosure of Material
Nonpublic Information

Sasan K. Goodarzi	7/25/2024	45,879	626.32	8,650,027	2.1%
Sandeep S. Aujla	7/25/2024	18,564	626.32	3,500,057	2.1%
Laura A. Fennell	7/25/2024	18,564	626.32	3,500,057	2.1%
Mark Notarainni	7/25/2024	17,901	626.32	3,375,055	2.1%
Marianna Tessel	7/25/2024	21,879	626.32	4,125,067	2.1%

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in
the Closing Market Price of
the Securities Underlying the
Award Between the Trading
Day Ending Immediately Prior
to the Disclosure of Material
Nonpublic Information and the
Trading Day Beginning Immediately
Following Disclosure of Material
Nonpublic Information

Sasan K. Goodarzi	7/25/2024	45,879	626.32	8,650,027	2.1%
Sandeep S. Aujla	7/25/2024	18,564	626.32	3,500,057	2.1%
Laura A. Fennell	7/25/2024	18,564	626.32	3,500,057	2.1%
Mark Notarainni	7/25/2024	17,901	626.32	3,375,055	2.1%
Marianna Tessel	7/25/2024	21,879	626.32	4,125,067	2.1%

Sasan K. Goodarzi [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities		45,879
Exercise Price | $ / shares		$ 626.32
Fair Value as of Grant Date		$ 8,650,027
Sasan K. Goodarzi [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Sasan K. Goodarzi
Underlying Security Market Price Change		0.021
Sandeep S. Aujla [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities		18,564
Exercise Price | $ / shares		$ 626.32
Fair Value as of Grant Date		$ 3,500,057
Sandeep S. Aujla [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Sandeep S. Aujla
Underlying Security Market Price Change		0.021
Laura A. Fennell [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities		18,564
Exercise Price | $ / shares		$ 626.32
Fair Value as of Grant Date		$ 3,500,057
Laura A. Fennell [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Laura A. Fennell
Underlying Security Market Price Change		0.021
Mark Notarainni [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities		17,901
Exercise Price | $ / shares		$ 626.32
Fair Value as of Grant Date		$ 3,375,055
Mark Notarainni [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Mark Notarainni
Underlying Security Market Price Change		0.021
Marianna Tessel [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities		21,879
Exercise Price | $ / shares		$ 626.32
Fair Value as of Grant Date		$ 4,125,067
Marianna Tessel [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Marianna Tessel
Underlying Security Market Price Change		0.021